Summary Of Significant Accounting Policies (Tables)	12 Months Ended
Jan. 31, 2021
Property, Plant and Equipment [Abstract]
Schedule of estimated useful lives of the assets
Property and equipment are recorded at cost and depreciated using the straight-line method based on the following estimated useful lives of the assets:

Buildings and improvements	5 - 39 years
Transportation equipment	5 - 7 years
Furniture, fixtures and equipment	3 - 10 years